Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Disclosure of related party [text block]
26	Related party transactions

The compensation of key management personnel of the Group is as follows:

	For the year ended December 31
in 000€	2020	2019	2018
Short-term employee benefits	2,302	2,394	2,334
Post-employment benefits	93	85	80
Total	2,395	2,479	2,414
Warrants granted			−
Warrants outstanding	108,905	359,266	557,935

The amounts disclosed in the table are the amounts recognized as an expense during the reporting period related to key management personnel (senior management and executive committee members). In the year ending December 31, 2020 the compensation to key management by means of share based payments amounts to K€37.

The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year:

in 000€	Sale of goods to	Purchases from	Depreciation	Interest expense	Right-of-Use Assets	Receivables	Lease liabilities	Other liabilities
Non-executive directors of the Group
2020		85		28				−
2019	−	128	−	37	−	−	−	1,053
2018	−	123	−	51	−	−	−	1,038

Shareholders of the Group
2020	−	2	−	7	−	29	−	158
2019	−	113	−	9	−	−	−	131
2018	−	123		10				261

Joint ventures
2020	419	−	−	−	−	−	−	−
2019	1,431	−	−	−	−	1,279	−	−
2018	1,156	241				1,281		22

Non-controlling interests
2020	−	−	−	−	−	−	−	−
2019	−	−	26	9	617	−	652	−
2018	−	−	−	−	−	−	−	−

Related party – Lunebeke NV / Ailanthus NV

Lunebeke NV is owned by a shareholder and director of the Group and was established on December 29, 2020 following a partial demerger of Ailanthus NV (a former related party of the Group that merged with Materialise NV subsequent to the partial demerger as explained in Note 13). The activities taken over by Lunebeke NV through the partial demerger of Ailanthus NV were taken over from Ailanthus NV with retro-active effect as of October 1st, 2020. The Group rents apartments on a regular basis from Lunebeke NV (Ailanthus NV up to September 30th, 2020) in order to host our employees from foreign subsidiaries who are visiting our headquarters in Leuven. Due to Covid, the total amount paid to Lunebeke NV (Ailanthus up to September 30th, 2020) for rent in 2020 was K€0 (2019: K€113; 2018: K€123).

Related party – Ex-shareholders of Engimplan (non-controlling interest)

The subsidiary Engimplan rents the office and production building from its ex-shareholders for an initial term of 10 years, with an extension option for an additional 10 years (assessed not to be reasonably certain to be exercised). The monthly lease payment amount to K€7. The lease has been accounted for under IFRS 16 resulting in a lease liability at December 31, 2020 of K€414.

Related party – Convertible debt

The Group has issued on October 28, 2013 1,000 convertible bonds for a total amount of K€1,000. The bonds have been fully subscribed by a member of our senior management. On October 9, 2020, all these convertible bonds were converted in 509,904 shares as explained in Note 13.

Joint ventures

As explained in Note 4, the Group executed a share purchase agreement dated November 9, 2020 and acquired the remaining 50% of the shares of RS Print Powered By Materialise (referred to as “RS Print”). Before this transaction, Materialise NV already had a 50% interest in RS Print.